Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	3.97223%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,996,666.24

Principal:
Principal Collections	$33,716,860.31
Prepayments in Full	$16,591,626.66
Liquidation Proceeds	$539,059.55
Recoveries	$1,173.82
Sub Total	$50,848,720.34
Collections	$56,845,386.58

Purchase Amounts:
Purchase Amounts Related to Principal	$134,943.30
Purchase Amounts Related to Interest	$839.36
Sub Total	$135,782.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,981,169.24

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,981,169.24
Servicing Fee	$1,126,305.40	$1,126,305.40	$0.00	$0.00	$55,854,863.84
Interest - Class A-1 Notes	$72,653.26	$72,653.26	$0.00	$0.00	$55,782,210.58
Interest - Class A-2a Notes	$1,050,833.33	$1,050,833.33	$0.00	$0.00	$54,731,377.25
Interest - Class A-2b Notes	$719,635.67	$719,635.67	$0.00	$0.00	$54,011,741.58
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$52,244,421.58
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$51,932,371.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,932,371.58
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$51,764,997.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,764,997.58
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$51,764,997.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$51,764,997.58
Regular Principal Payment	$61,605,656.49	$51,764,997.58	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,981,169.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$51,764,997.58
Total					$51,764,997.58

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$21,489,748.37	$67.07	$72,653.26	$0.23	$21,562,401.63	$67.30
Class A-2a Notes	$18,140,589.96	$55.82	$1,050,833.33	$3.23	$19,191,423.29	$59.05
Class A-2b Notes	$12,134,659.25	$55.82	$719,635.67	$3.31	$12,854,294.92	$59.13
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$51,764,997.58	$32.78	$4,089,866.26	$2.59	$55,854,863.84	$35.37

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$21,489,748.37	0.0670716	$0.00	0.0000000
Class A-2a Notes	$325,000,000.00	1.0000000	$306,859,410.04	0.9441828
Class A-2b Notes	$217,400,000.00	1.0000000	$205,265,340.75	0.9441828
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,280,029,748.37	0.8106893	$1,228,264,750.79	0.7779046

Pool Information
Weighted Average APR	5.279%	5.291%
Weighted Average Remaining Term	50.88	50.15
Number of Receivables Outstanding	38,908	37,999
Pool Balance	$1,351,566,483.70	$1,300,026,335.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,299,330,077.83	$1,250,003,063.75
Pool Factor	0.8212510	0.7899337

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$50,023,272.04
Targeted Overcollateralization Amount	$81,602,243.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,761,585.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$557,658.09
(Recoveries)		4	$1,173.82
Net Loss for Current Collection Period			$556,484.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4941%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1380%
Second Prior Collection Period			0.1701%
Prior Collection Period			0.2830%
Current Collection Period			0.5037%
Four Month Average (Current and Prior Three Collection Periods)			0.2737%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		419	$1,300,865.30
(Cumulative Recoveries)			$21,611.53
Cumulative Net Loss for All Collection Periods			$1,279,253.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0777%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,104.69
Average Net Loss for Receivables that have experienced a Realized Loss			$3,053.11

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.57%	197	$7,384,479.28
61-90 Days Delinquent	0.10%	26	$1,256,926.64
91-120 Days Delinquent	0.02%	7	$314,300.43
Over 120 Days Delinquent	0.01%	3	$144,624.03
Total Delinquent Receivables	0.70%	233	$9,100,330.38

Repossession Inventory:
Repossessed in the Current Collection Period		16	$911,614.60
Total Repossessed Inventory		28	$1,588,673.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1009%
Prior Collection Period			0.0977%
Current Collection Period			0.0947%
Three Month Average			0.0978%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1320%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$3,942,760.94
2 Months Extended	120	$5,975,725.68
3+ Months Extended	20	$774,516.90

Total Receivables Extended	222	$10,693,003.52
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer